Summary of Significant Accounting Policies - Intangible Assets Subject to Amortization (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Accounting Policies [Abstract]
Impairment of property, plant and equipment	$ 0	$ 0	$ 0	$ 0
Impairment of intangible assets (excluding goodwill)	$ 0		$ 0